SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of assets and liabilities

	June 30, 2023	December 31, 2022
	(Unaudited)
Current assets	$205,661	20,048
Total assets	$205,661	20,048

Current liabilities	$213,159	26,688
Total liabilities	$213,159	26,688